Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Description of Business [Abstract]
Description of Business
1. Description of Business
Griid Infrastructure Inc. (“GRIID” or, the “Company”) is a vertically integrated bitcoin mining company based in Cincinnati, Ohio that owns and operates a growing portfolio of energy infrastructure and high-density data centers across North America. The Company has built a bitcoin mining operation, which operates specialized computers (also known as “miners”) that generate cryptocurrency. Currently, the only cryptocurrency mined by GRIID is bitcoin. The Company was formed in the State of Delaware on May 23, 2018.
On December 29, 2023, the Company, formerly known as “Adit EdTech Acquisition Corp.” (“Adit”) consummated the previously announced reverse recapitalization transaction contemplated by that certain Agreement and Plan of Merger, dated as of November 29, 2021 (the “Adit Merger Agreement”), as amended by the first amendment to the Adit Merger Agreement, dated December 23, 2021 (the “First Amendment”), the second amendment to the Adit Merger Agreement, dated October 17, 2022 (the “Second Amendment”), and the third amendment to the Adit Merger Agreement, dated February 8, 2023 (the “Third Amendment,” together with the Adit Merger Agreement as amended by the First Amendment, the Second Amendment and the Third Amendment, the “Adit Merger Agreement”). Pursuant to the Adit Merger Agreement, (i) ADIT Merger Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of Adit (“Adit Merger Sub”), merged with and into Griid Holdco LLC (“GRIID Holdco”), with GRIID Holdco as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of the Company (the “merger”) and (ii) the Company’s name was changed from Adit EdTech Acquisition Corp. to GRIID Infrastructure Inc. Upon entering the Transaction, GRIID’s LLC Agreement was amended to the Amended and Restated Limited Liability Company Agreement (the “Amended LLC Agreement”). As part of the Amended LLC Agreement, the Company became the sole member of GRIID Holdco. The governing documents were amended such that the business of GRIID Holdco is managed solely by the Company. Additionally, the Company adopted the Amended and Restated Bylaws of GRIID Infrastructure Inc. (the “Company Bylaws”) which governs the Company’s business and affairs.
On June 26, 2024, the Company, CleanSpark, Inc. (“CleanSpark”) and Tron Merger Sub, Inc., a direct, wholly owned subsidiary of CleanSpark (“CleanSpark Merger Sub”), entered into an Agreement and Plan of Merger (the “CleanSpark Merger Agreement”) under which, upon the terms and subject to the conditions set forth therein, CleanSpark Merger Sub will merge with and into the Company, with the Company surviving as a direct, wholly owned subsidiary of CleanSpark (the “CleanSpark Merger”). If the CleanSpark Merger is completed, the Company’s stockholders will receive, in exchange for each share of GRIID common stock held immediately prior to the CleanSpark Merger (other than certain excluded shares), that number of shares of CleanSpark common stock equal to the quotient obtained by dividing the aggregate merger consideration by the total number of shares of GRIID common stock issued and outstanding as of the closing date of the CleanSpark Merger (the “Exchange Ratio”). The term “aggregate merger consideration” means the quotient obtained by dividing (x) the sum of (i) $
155,000,000
minus (ii) the amount of the Company’s outstanding liabilities as of the closing date of the merger (net of cash on hand), including all indebtedness (as defined in the merger agreement), plus up to $
5
 million in severance obligations that would be due and payable upon termination of certain employees identified by CleanSpark prior to the closing date, by (y) $
16.587
(which is the volume-weighted average price of CleanSpark common stock for the two consecutive trading days prior to the date of the CleanSpark Merger Agreement).

1. Description of Business
Griid Infrastructure Inc. (“GRIID” or, the “Company”) is a vertically integrated bitcoin mining company based in Cincinnati, Ohio that owns and operates a growing portfolio of energy infrastructure and high-density data centers across North America. The Company has built a bitcoin mining operation, which operates specialized computers (also known as “miners”) that generate cryptocurrency. Currently, the only cryptocurrency mined by GRIID is bitcoin. The Company was formed in the State of Delaware on May 23, 2018.
On December 29, 2023, the Company, formerly known as “Adit EdTech Acquisition Corp.” (“Adit”) consummated the previously announced reverse recapitalization transaction contemplated by that certain Agreement and Plan of Merger, dated as of November 29, 2021 (the “Initial Merger Agreement”), as amended by the first amendment to the Initial Merger Agreement, dated December 23, 2021 (the “First Amendment”), the second amendment to the Initial Merger Agreement, dated October 17, 2022 (the “Second Amendment”), and the third amendment to the Initial Merger Agreement, dated February 8, 2023 (the “Third Amendment,” together with the Initial Merger Agreement as amended by the First Amendment, the Second Amendment and the Third Amendment, the “Merger Agreement”). Pursuant to the Merger Agreement, (i) ADIT Merger Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of Adit (“Merger Sub”), merged with and into Griid Holdco LLC (“GRIID Holdco”), with GRIID Holdco as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of the Company (the “merger”) and (ii) the Company’s name was changed from Adit EdTech Acquisition Corp. to GRIID Infrastructure Inc.
Upon entering the Transaction, GRIID’s LLC Agreement was amended to the Amended and Restated Limited Liability Company Agreement (the “Amended LLC Agreement”). As part of the Amended LLC Agreement, New GRIID became the sole member of GRIID. The governing documents were amended such that the business of GRIID is managed solely by New GRIID. Additionally, New GRIID adopted the Amended and Restated Bylaws of Griid Infrastructure Inc. (the “Company Bylaws”) which governs New GRIID’s business and affairs.